CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 118,742	$ 32,372	$ (1,877)
Change in unrealized gains (losses) on marketable securities, net of tax:
Unrealized gains arising during the period	143	207	0
Losses (gains) reclassified into earnings	0	0	0
Change in unrealized gains (losses) on cash flow hedges, net of tax:
Unrealized gains (losses) arising during the period	31,218	(961)	4,273
Losses (gains) reclassified into earnings	(16,453)	(5,861)	8,741
Net current-period other comprehensive income (loss)	14,908	(6,615)	13,014
Comprehensive income	$ 133,650	$ 25,757	$ 11,137